                        SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                           Tax-Managed Large Cap Fund
                             Small Cap Growth Fund
                              Small Cap Value Fund
                           Tax-Managed Small Cap Fund

                       Supplement Dated January 17, 2003
            to the Class A Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR LARGE CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Large Cap Value Fund" is hereby deleted and replaced with the following paragraph:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the assets of the Large Cap Value Fund allocated to BGFA.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

CHANGE IN SUB-ADVISER FOR TAX-MANAGED LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Tax-Managed Large Cap Fund" is hereby deleted.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap
Fund.

CHANGE IN SUB-ADVISERS FOR SMALL CAP GROWTH FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Nicholas-Applegate Capital Management and Wall Street Associates under the sub-section entitled "Small Cap Growth Fund" are hereby deleted and replaced with the following paragraph:

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers for the portion of the assets of the Small Cap Growth Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 17 and 19 years of investment experience, respectively.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

ADDITION OF SUB-ADVISER FOR SMALL CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

MARTINGALE ASSET MANAGEMENT: Martingale Asset Management (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small Cap Value Fund allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Value Fund.

ADDITION OF SUB-ADVISER FOR TAX-MANAGED SMALL CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Small Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

MAZAMA CAPITAL MANAGEMENT, LLC: Mazama Capital Management, LLC (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Tax-Managed Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as portfolio managers for the portion of the assets of the Tax-Managed Small Cap Fund allocated to Mazama. Mr. Sauer and Mr. Brink each has over 22 and 25 years of investment experience, respectively.

There are no changes to the other sub-advisers of the Tax-Managed Small Cap
Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                             Small Cap Growth Fund
                              Small Cap Value Fund

                       Supplement Dated January 17, 2003
            to the Class I Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR LARGE CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. under the sub-section entitled "Large Cap Value Fund" is hereby deleted and replaced with the following paragraph:

BARCLAYS GLOBAL FUND ADVISORS: Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals at BGFA manages the portion of the assets of the Large Cap Value Fund allocated to BGFA.

There are no changes to the other sub-advisers of the Large Cap Value Fund.

CHANGE IN SUB-ADVISERS FOR SMALL CAP GROWTH FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to Nicholas-Applegate Capital Management and Wall Street Associates under the sub-section entitled "Small Cap Growth Fund" are hereby deleted and replaced with the following paragraph:

LEE MUNDER INVESTMENTS, LTD.: Lee Munder Investments, Ltd. (LMIL), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Growth Fund. Andrew Beja, CFA, Managing Director of LMIL, and Jonathan Stone, CFA, Managing Director of LMIL, serve as portfolio managers for the portion of the assets of the Small Cap Growth Fund allocated to LMIL. Mr. Beja and Mr. Stone each has over 17 and 19 years of investment experience, respectively.

There are no changes to the other sub-advisers of the Small Cap Growth Fund.

ADDITION OF SUB-ADVISER FOR SMALL CAP VALUE FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Value Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

MARTINGALE ASSET MANAGEMENT: Martingale Asset Management (Martingale), located at 222 Berkeley Street, Boston, Massachusetts 02116, serves as a Sub-Adviser to the Small Cap Value Fund. A team of investment professionals at Martingale manages the portion of the assets of the Small Cap Value Fund allocated to Martingale.

There are no changes to the other sub-advisers of the Small Cap Value Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                           Tax-Managed Large Cap Fund

                       Supplement Dated January 17, 2003
            to the Class Y Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGE IN SUB-ADVISER FOR TAX-MANAGED LARGE CAP FUND

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Deutsche Asset Management, Inc. is hereby deleted.

There are no changes to the other sub-advisers of the Tax-Managed Large Cap
Fund.

                      ------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE